Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Stockholders' Equity
Cash dividends, per share	$ 0.545	$ 0.570